Financial instruments and risks - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 123,251	$ 161,305	$ 192,962	$ 74,625
Cash And Cash Equivalents, Term Deposits and Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 43,700	$ 57,300